Annual Notice of Securities Sold Pursuant to Rule 24F-2
                                             OMB APPROVAL
                       UNITED STATES       OMB Number:
                                           3235-0456
                SECURITIES AND EXCHANGE    Expires:
                COMMISSION                 August 31, 2000
                  Washington, D.C.  20549  Estimated average
                                           burden hours per
                                           response . . . .
                                           . .  1
                        FORM 24F-2
                     Annual Notice of
                       Securities Sold
                  Pursuant to Rule 24F-2

          Read instructions at end of Form before
                      preparing Form.


1.   Name and address of issuer:     Fulcrum Variable Life
  Separate Account of
                     Allmerica Financial Life Insurance and
Annuity Company
                     440 Lincoln Street
              Worcester, MA 01653


2.   The name of each series or class of
  securities for which this Form is filed (If
  the Form is being
filed for all series and classes of securities
                    of the
issuer, check the box but do not list series
or
  classes):      X



3.   Investment Company Act File Number:  811-
7913

  Securities Act File Number:  333-15569


4 (a).    Last day of fiscal year for which
this Form is
filed.   12/31/01



4 (b).         Check box if this Form is being
filed late
(i.e., more than 90 calendar days after the end
      of the issuer's fiscal year).  (See
Instruction A.2)

 Note:  If the Form is being filed late,
             interest must be paid on the
             registration fee due.


4 (c).    x    Check box if this is the last
time the
issuer will be filing this Form.


5.   Calculation of registration fee:

 (i)  Aggregate sale price of securities sold
                  during the
      fiscal year pursuant to section 24(f):
$ 0

  (ii)      Aggregate price of securities
redeemed or
      repurchased during the fiscal year:
$ 0
  (iii)     Aggregate price of securities
      redeemed or repurchased during any prior
      fiscal year ending no earlier than
      October 11, 1995 that were not
      previously used to reduce registration
      fees payable to the Commission:
      $    N/A
 (iv)      Total available redemption credits
                  [add Items
      5(ii)
    and 5(iii)]:
     -    $ 0

 (v)  Net sales - if Item 5(i) is greater than
                  Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:
     $ 0

(vi)      Redemption credits available for use
                      in
      future years
$(N/A     )
     - if Item 5(i) is less than Item 5(iv)
 [subtract
     Item 5(iv) from Item 5(i)]:

      (vii)     Multiplier for determining
              registration fee (See
      Instruction C.9):    X0.000092

  (viii)         Registration fee due [multiply
                  Item 5(v) by
     Item 5(vii)] (enter "0"
      if no fee is due):
=$ 0




6.   Prepaid Shares

  If  the response to Item 5(i) was determined
by deducting
  an  amount  of securities that were registered
under  the
  Securities  Act  of 1933 pursuant to  rule
  24e-2  as  in effect before October 11, 1997,
  then report the amount of securities  (number
  of shares or other  units)  deducted here:
  If there is a number of shares or other units
  that  were  registered pursuant to rule  24e-2
  remaining unsold at the end of the fiscal year
  for which this  form is         filed  that
  are available for use by the  issuer  in
  future fiscal years, then state that number
  here: .   Not Applicable


7. Interest due - if this Form is being filed more than
  90 days after the end of the issuer's fiscal year
  (see Instruction D):
                                             +$
N/A


8. Total of the amount of the registration fee due plus
  any interest due [line 5(viii) plus line 7]:

                                             =$
0

9.   Date the registration fee and any interest
payment was
  sent to the Commission's lockbox depository:
 March 27, 2002      Method of Delivery:
                            X   Wire
Transfer
                                  Mail or
other means


                  SIGNATURES
This  report has been signed below by the

following persons on  behalf of the issuer and

in the capacities and  on  the dates indicated.

By (Signature and Title)*          /s/ Paul

Kane

                    Paul Kane -  Assistant Vice

President Date          3/27/02

  *Please print the name and title of the
                   signing officer below the
                   signature.